Prepaid Expense and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Current Assets [Abstract]
PREPAID EXPENSE AND OTHER CURRENT ASSETS

NOTE 4 - PREPAID EXPENSE AND OTHER CURRENT ASSETS

At December 31, 2024 and 2023, prepaid expense and other current assets consisted of the following:

	December 31, 2024	December 31, 2023
Prepaid professional fees	$33,665	$33,062
Prepaid directors and officers’ liability insurance premium	9,741	27,192
Deferred offering costs	-	175,136
Deferred leasing costs	31,587	33,402
Security deposit	17,654	-
Due from broker	32,885	37,187
Finished goods	92,230	-
Recoverable VAT	9,245	6,218
Others	72,353	55,797
Total	$299,360	$367,994